Financial Assets - Summary of Loans Maturity (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Loans	[1]	¥ 383,504	¥ 226,573
Not later than one year [member]
Disclosure of financial assets [Line Items]
Loans		128,856	112,592
Later than one year and not later than five years [member]
Disclosure of financial assets [Line Items]
Loans		132,575	70,978
After five years but within ten years [member]
Disclosure of financial assets [Line Items]
Loans		90,556	25,503
After ten years [member]
Disclosure of financial assets [Line Items]
Loans		¥ 31,517	¥ 17,500

[1]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1. The fair value of policy loans approximated its carrying value. The fair values of other loans, investment contracts at amortised cost and bonds payable were determined using valuation techniques, with consideration of the present value of expected cash flows arising from contracts using a risk-adjusted discount rate, allowing for the risk-free rate available on the valuation date, credit risk and risk margin associated with the future cash flows. The fair values of other loans and investment contracts at amortised cost, and bonds payable were classified as Level 3.